Income Tax Expense (Details 4)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
(Decrease)/Increase in effective income tax rate resulting from:
Effect of tax holiday	(0.00%)	(0.00%)	(0.51%)
Effect of tax-free income	(0.06%)	(0.03%)	(4.00%)
Effect of disposal of subsidiaries	0.00%	0.00%	6.53%
Effect of non-deductible share option expense	0.55%	0.86%	5.65%
Effect of zero tax rate in foreign countries	0.15%	(0.00%)	0.27%
Effect of transfer pricing	0.00%	0.00%	0.32%
Changes in valuation allowance	0.11%	(0.59%)	0.75%
Others	0.09%	0.42%	0.11%
Effective income tax rate	25.84%	25.66%	34.12%